DISCONTINUED OPERATIONS	12 Months Ended
Jun. 30, 2011
Notes to Financial Statements [Abstract]
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS
In October 2009, the Company completed the divestiture of our global pharmaceuticals business to Warner Chilcott plc (Warner Chilcott) for $2.8 billion of cash, net of assumed and transferred liabilities. Under the terms of the agreement, Warner Chilcott acquired our portfolio of branded pharmaceutical products, our prescription drug product pipeline and our manufacturing facilities in Puerto Rico and Germany. In addition, the majority of the employees working on the pharmaceuticals business were transferred to Warner Chilcott. The Company recorded an after-tax gain on the transaction of $1,464, which is included in net earnings from discontinued operations in the Consolidated Statement of Earnings for the year ended June 30, 2010.
The pharmaceuticals business had historically been part of the Company's Health Care reportable segment. In accordance with the applicable accounting guidance for the disposal of long-lived assets, the results of the pharmaceuticals business are presented as discontinued operations and, as such, have been excluded from both continuing operations and segment results for all years presented.
In November 2008, the Company completed the divestiture of our coffee business through the merger of our Folgers coffee subsidiary into The J.M. Smucker Company (Smucker) in an all-stock Reverse Morris Trust transaction. In connection with the merger, 38.7 million shares of common stock of the Company were tendered by shareholders and exchanged for all shares of Folgers common stock, resulting in an increase in treasury stock of $2,466. Pursuant to the merger, a Smucker subsidiary merged with and into Folgers and Folgers became a wholly owned subsidiary of Smucker. The Company recorded an after-tax gain on the transaction of $2,011, which is included in net earnings from discontinued operations in the Consolidated Statement of Earnings for the year ended June 30, 2009.
The coffee business had historically been part of the Company's Snacks, Coffee and Pet Care reportable segment, as well as the coffee portion of our away-from-home business, which was included in the Fabric Care and Home Care reportable segment. In accordance with the applicable accounting guidance for the disposal of long-lived assets, the results of Folgers are presented as discontinued operations and, as such, have been excluded from both continuing operations and segment results for all years presented.
Following is selected financial information included in net earnings from discontinued operations for the pharmaceuticals and coffee businesses:

	2011			2010			2009
Years Ended June 30	Pharma	Coffee	Total	Pharma	Coffee	Total	Pharma	Coffee	Total
Net sales	$—	$—	$—	$751	$—	$751	$2,335	$668	$3,003
Earnings from discontinued operations	—	—	—	306	—	306	912	212	1,124
Income tax expense	—	—	—	(101)	—	(101)	(299)	(80)	(379)
Gain on sale of discontinued operation	—	—	—	2,632	—	2,632	—	1,896	1,896
Income tax benefit/(expense) on sale	—	—	—	(1,047)	—	(1,047)	—	115	115
Net earnings from discontinued operations	—	—	—	1,790	—	1,790	613	2,143	2,756

The net gain on the sale of the pharmaceuticals business, in the table above, for the year ended June 30, 2010, also includes an after-tax gain on the sale of the Actonel brand in Japan which occurred prior to the divestiture to Warner Chilcott.

Amounts in millions of dollars except per share amounts or as otherwise specified.